Concentrations (Details Textual)	12 Months Ended
	Dec. 31, 2013 Hospital	Dec. 31, 2012 Hospital
Concentrations (Textual)
Number of hospitals	4	13
Concentration risk percentage sales	60.00%	89.00%
Accounts Payable [Member] | Vendor [Member]
Concentrations (Textual)
Number of major vendors	5	4
Concentration risk, percentage	56.00%	67.00%
Accounts Receivable [Member] | Customer [Member]
Concentrations (Textual)
Number of major customer	4	1
Concentration risk, percentage	64.00%	62.00%